Statements of Changes in Stockholders' Deficiency (Audited) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ (771,242)	$ (695,206)	$ (1,296,662)
Net loss for the year	(48,820)	(125,036)	(1,044,863)
Shares issued for mineral property interest		1,000
Private placement, net of issuance of costs	200,000	48,000	20,000
Shares issued for debt, net of issuance of costs			1,626,319
Fractional share adjustment
Balance, December 31, 2023	(620,062)	(771,242)	(695,206)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 27,536,269	$ 27,511,269	$ 25,864,950
Number of shares outstanding at beginning of period	5,745,947	4,495,947	1,458,542
Net loss for the year
Shares issued for mineral property interest		$ 1,000
Increase (decrease) in number of ordinary shares issued		50,000
Private placement, net of issuance of costs	$ 200,000	$ 24,000	$ 20,000
Private placement, net of issuance of costs, shares	8,000,000	1,200,000	80,000
Shares issued for debt, net of issuance of costs			$ 1,626,319
[custom:SharesIssuedForDebtNetOfIssuanceOfCostsShares]			2,957,406
Fractional share adjustment
Fractional share adjustment, shares			(1)
Balance, December 31, 2023	$ 27,736,269	$ 27,536,269	$ 27,511,269
Number of shares outstanding at end of period	13,749,947	5,745,947	4,495,947
Equity Portion Of Convertible Debentures Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 33,706	$ 33,706	$ 33,706
Net loss for the year
Shares issued for mineral property interest
Private placement, net of issuance of costs
Shares issued for debt, net of issuance of costs
Fractional share adjustment
Balance, December 31, 2023	33,706	33,706	33,706
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	24,000
Net loss for the year
Private placement, net of issuance of costs		24,000
Shares issued for debt, net of issuance of costs
Fractional share adjustment
Balance, December 31, 2023	24,000	24,000
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	(28,365,217)	(28,240,181)	(27,195,318)
Net loss for the year	(48,820)	(125,036)	(1,044,863)
Shares issued for mineral property interest
Private placement, net of issuance of costs
Shares issued for debt, net of issuance of costs
Fractional share adjustment
Balance, December 31, 2023	$ (28,414,037)	$ (28,365,217)	$ (28,240,181)